Leases - Lease liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities		$ 88,594	$ 86,854
Total lease liabilities		58,308	54,679
Current	$ 340	6,772	7,387
Non-Current	$ 2,591	51,536	47,292
0-1 year [member]
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities		11,511	10,655
1-5 years [member]
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities		36,172	40,262
Later than five years and not later than ten years [member]
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities		27,088	24,053
Later than 10 years [member]
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities		$ 13,823	$ 11,884